INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - Vimeo Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 31,721	$ 19,411
Tax credit carryforwards	6,903	5,464
Intangible assets with definite lives	3,992	3,435
Disallowed interest carryforwards	3,705	2,005
Stock-based compensation	3,013	2,556
Leasehold improvements and equipment		65
Other	5,477	4,719
Total deferred tax assets	54,811	37,655
Less: valuation allowance	(51,689)	(35,745)
Net deferred tax assets	3,122	1,910
Deferred tax liabilities:
Prepaid expenses	(2,345)	(1,316)
Leasehold improvements and equipment	(415)
Right-of-use assets	(343)	(594)
Withholding taxes	(270)	(47)
Total deferred tax liabilities	(3,373)	(1,957)
Net deferred tax liabilities	$ (251)	$ (47)